Stockholder's Equity Stockholder's Equity (Tables)	12 Months Ended
Dec. 31, 2018
Equity [Abstract]
Summary of Basic and Diluted Earnings Per Share
Basic and diluted earnings per share for the fiscal year ended December 31, 2018, 2017 and 2016 is calculated as follows:

	2018	2017	2016
Income (loss) from continuing operations attributable to common shares of Holdings	$(37,607)	$(35,780)	$17,814
Less: Effect of contribution based profit—Holding Event	5,893	10,072	2,862
Income (loss) from Holdings attributable to common shares	$(43,500)	$(45,852)	$14,952

Income from discontinued operations attributable to Holdings	$18,392	$22,126	$13,092
Less: Effect of contribution based profit	—	2,654	—

Income from discontinued operations of Holdings attributable to common shares	$18,392	$19,472	$13,092

Basic and diluted weighted average common shares of Holdings outstanding	59,900	59,900	54,591

Basic and fully diluted income (loss) per common share attributable to Holdings
Continuing operations	$(0.73)	$(0.77)	$0.27
Discontinued operations	$0.31	$0.33	$0.24
	$(0.42)	$(0.44)	$0.51